Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of AsiaStrategy and its subsidiaries (the “Company”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive income, consolidated statement of changes in shareholders’ equity, and consolidated statements of cash flows for the years ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the years ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments described in Note 16, that were applied to the 2024 and 2023 financial statements to retrospectively reflect the Company’s adoption of ASU2023-09 “Income Taxes (Topic 740)”. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2024 and 2023 financial statements of the Company other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2024 and 2023 financial statements taken as a whole.